Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions
Related party transactions

3.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.23% of the Company’s outstanding shares, excluding treasury shares held by the Company, at June 30, 2020. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. Our related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees.

The Company sells products to the Fresenius SE Companies and purchases products from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as certain exclusive distribution agreements with,  Vifor Fresenius Medical Care Renal Pharma Ltd.

Under the Centers for Medicare and Medicaid Services’ (“CMS”) Comprehensive ESRD Care Model, the Company and participating physicians formed entities known as ESCOs as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESRD patients while lowering CMS’s costs. The Company has entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended		June 30,		December 31,
	June 30, 2020		June 30, 2019		2020		2019
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	155	13,958	77	11,972	40	5,339	35	360
Fresenius SE affiliates	2,021	53,703	1,651	47,651	884	5,124	2,003	6,416
Equity method investees	2,778	—	(12,946)	—	67,653	—	68,300	—
Total	4,954	67,661	(11,218)	59,623	68,577	10,463	70,338	6,776

Products
Fresenius SE affiliates	21,918	20,139	21,655	17,559	15,754	4,267	16,803	3,405
Equity method investees	—	243,148	—	224,618	—	73,143	—	36,262
Total	21,918	263,287	21,655	242,177	15,754	77,410	16,803	39,667
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,485 and €8,352 at June 30, 2020 and December 31, 2019, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with the Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2029.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the six months ended			For the six months ended
	June 30, 2020			June 30, 2019			June 30, 2020		December 31, 2019
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,995	375	398	2,524	250	1,955	62,447	62,837	30,336	30,820
Fresenius SE affiliates	6,644	657	175	6,299	715	275	86,703	87,750	91,879	92,126
Total	10,639	1,032	573	8,823	965	2,230	149,150	150,587	122,215	122,946
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of June 30, 2020 and December 31, 2019, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €48,818 and €71,078, respectively. As of June 30, 2020, the Company did not have accounts payable to Fresenius SE related to short-term financing. As of December 31, 2019, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €38,050. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due August 21, 2020 with an interest rate of 0.930%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2020 with an interest rate of 0.930%.

At June 30, 2020 and December 31, 2019, a subsidiary of Fresenius SE held unsecured bonds issued by the Company in the amount of €1,000 and €1,000, respectively. These bonds were issued in 2011 with a coupon of 5.25% and interest payable semiannually until maturity in 2021.

At June 30, 2020 , the Company lent to Fresenius SE €3,400 on an unsecured basis at an interest rate of 0.930%. This loan was repaid on July 1, 2020. At December 31, 2019, the Company borrowed from Fresenius SE in the amount of  €18,865 on an unsecured basis at an interest rate of 0.930%, respectively. For further information on this loan agreement, see note 5.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €17,299 and €13,029 for its management services during the six months ended June 30, 2020 and 2019, respectively. As of June 30, 2020 and December 31, 2019, the Company had accounts receivable from the General Partner in the amount of €65 and €977, respectively. As of June 30, 2020 and December 31, 2019, the Company had accounts payable to the General Partner in the amount of €47,436 and €34,170, respectively.